30. SUPPLEMENTAL CASH FLOW INFORMATION (Details 4) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Information
Trade and other receivables	CAD (13,272)	CAD (8,347)	CAD 4,944
Financial assets	3,975	(2,521)	(4,590)
Other assets	12,848	1,260	(12,346)
Trade and other payables	6,947	6,076	(4,722)
Financial liabilities	(13,748)	551	8,396
Other liabilities	51,502	103,618	11,666
Operating assets and liabilities	CAD 48,252	CAD 100,637	CAD 3,348